FORM N-CSR

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                               Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                              16 Rimwood Lane

                                                                                              Colts Neck, NJ   07722

Registrant telephone number, including area code:              732-842-3465

Date of fiscal year:                                                                12/31/2013

Date of reporting period:                                                      12/31/2013

Item  1.   Report to Shareholders.

i

NORTHQUEST CAPITAL FUND, INC.

ANNUAL REPORT

December 31, 2013

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-698-5261

Ticker: NQCFX

www.NorthQuestFund.com

NORTHQUEST CAPITAL FUND, INC.

December 31, 2013

To the Shareholders of NorthQuest Capital Fund, Inc.:

Our Fund began the year at a share price of $11.71 and ended 2013 at $14.73.  The Fund’s total return for this period increased 25.79%. The following table may be helpful in comparing the Fund’s performance with other indexes.

     The Fund and Other Indexes                                2013 Performance Year-To-Date Gain

        NorthQuest Capital Fund                                                               25.79%

        D.J.I.A.                                                                                           26.50%

        NASDAQ                                                                                       38.32%

        S&P 500                                                                                         29.60%

        S&P 500 with reinvested dividends                                               32.39%

2013 Portfolio

     The NorthQuest investment return of 25.79% fell short of the 32.39% return for the benchmark S&P 500 Index with dividends. The Fund began the year with 28% of the portfolio in cash and equivalents. This high percentage in cash and equivalents would make it more difficult to outperform the S&P500 Index with dividends. During the second quarter the Fund significantly reduced its cash and equivalents and purchased $441,014 in common stock securities. By year-end the Fund’s investment portfolio consisted of 92% in common stock securities and less than 8% in cash and equivalents. The higher percentage in stock helped the Fund’s performance. More specifically, Fund investments in C.R. Bard, Donaldson Co., Emerson Electric Company, Fiserv Inc, Parker Hannifin Corp, PPG Industries, Stryker Corp, United Technologies Corp and Wabtec Corporation were responsible for increasing the overall value of the Fund’s investment portfolio.

     Pages 2, 3 and 4 of this report contain pricing, valuation, and other fundamental information about the individual companies in the NorthQuest investment portfolio.

You will find enclosed information and commentary about the Fund’s holdings, year-end financial statements, and the Auditor’s opinion stated in the Report of Independent Registered Public Accounting Firm. Please do not hesitate to call or write me any comments or questions that you may have.  Thank you again for your trust, confidence, and investments.

Sincerely,

Peter J. Lencki

President

NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity holdings as of
12/31/13. It should be noted that Fund investment transactions are based on many factors
(including long-term analysis).
Year to Date
Common		Stock				% Price
Stock		Symbol		Industry	Valuation	Change

C.R. Bard, Inc.		BCR		Med. Supplies	Overvalued	37.0%
Products & Services:		Medical manufacturer involved in vascular, urological and surgical products.
Sales:	Up		Debt/Amt:	High
Profits:	Down		Cash Flow:	Down

Chevron Corp.		CVX		Petroleum	Overvalued	15.5%
Products & Services:		Explores, extracts, and refines oil/natural gas worldwide. Fourth largest oil company in the world.
Sales:	Down		Debt/Amt:	Low
Profits:	Down		Cash Flow:	Down

Donaldson Co.		DCI		Machinery	Undervalued	32.3%
Products & Services:		Manufactures filters for computers, heavy duty trucks, and industrial gas turbines.
Sales:	Down		Debt/Amt:	Low
Profits:	Down		Cash Flow:	Down

Emerson Electric Co.		EMR		Electric Equipment	Overvalued	32.5%
Products & Services:		EMR provides products, services and technolgy solutions to customers in a wide range of industries (e.g., Industrial automation, network power, climate technologies).
Sales:	Up		Debt/Amt:	Reasonable
Profits:	Up		Cash Flow:	Up

Fiserv Inc.		FISV		Information Technology	Undervalued	49.4%
Products & Services:		Global provider of online banking and financial services, mobile banking and other electronic commerce systems for the financial industry.
Sales:	Up		Debt/Amt:	High
Profits:	Up		Cash Flow:	Up

FreePort McMoran		FCX		Metals & Mining	Overvalued	10.4%
Copper & Gold
Products & Services:		Globally searches for and extracts natural resources such as copper, gold, molybdenum, cobalt, oil and gas.
Sales:	Up		Debt/Amt:	High
Profits:	Down		Cash Flow:	Down

2
NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio (continued)

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity holdings as of
12/31/13. It should be noted that Fund investment transactions are based on many factors
(including long-term analysis).
Year to Date
Common		Stock				% Price
Stock		Symbol		Industry	Valuation	Change

International		IBM		Computer & Peripherals	Overvalued	-2.1%
Business Machines
Products & Services:		Provides software, solutions, information/data gathering systems and "cloud"
technology.
Sales:	Down		Debt/Amt:	High
Profits:	Down		Cash Flow:	Up

Idexx Laboratories		IDXX		Medical Supplies	Undervalued	14.6%
Products & Services:		Provides diagnostic and information technology to veterinarians, the production animal industry and tests for the quality and safety of water and milk.
Sales:	Up		Debt/Amt:	Low
Profits:	Up		Cash Flow:	Up

McCormick & Co.		MKC		Food Processing	Undervalued	8.5%
Products & Services:		Manufactures, markets and distributes spices, seasoning mixes, condiments and other flavorful products to the entire food industry worldwide.
Sales:	Up		Debt/Amt:	Reasonable
Profits:	Up		Cash Flow:	Flat

Parker Hannifin		PH		Diversified	Undervalued	51.2%
Products & Services:		Manufactures motion and control technologies and systems for many industries.
Sales:	Down		Debt/Amt:	Low
Profits:	Down		Cash Flow:	Down

PPG Industries		PPG		Chemical	Undervalued	40.1%
Products & Services:		PPG businesses include paints, coatings, optical products, glass and fiber glass.
Sales:	Flat		Debt/Amt:	High
Profits:	Up		Cash Flow:	Up

Reliance Steel &		RS		Steel	Overvalued	22.1%
Aluminum
Products & Services:		Producer of steel, alumium, copper, brass and titanium metal products and processing services used in many industries worldwide.
Sales:	Up		Debt/Amt:	Reasonable
Profits:	Down		Cash Flow:	Down

3
NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio (continued)

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity holdings as of
12/31/13. It should be noted that Fund investment transactions are based on many factors
(including long-term analysis).
Year to Date
Common		Stock				% Price
Stock		Symbol		Industry	Valuation	Change

Stryker Corp.		SYK		Medical Supplies	Undervalued	37.1%
Products & Services:		Manufactures power instruments and equipment for surgery; stretchers and beds; and hip, knee and spinal impants.
Sales:	Up		Debt/Amt:	Low
Profits:	Up		Cash Flow:	Up

Union Pacific Corp.		UNP		Railroad	Undervalued	33.6%
Products & Services:		Provides railroad transportation over 31,900 miles throughout North America.
Sales;	Up		Debt/Amt:	Reasonable
Profits:	Up		Cash Flow:	Up

U.S. Bancorp		USB		Bank	Undervalued	26.5%
Products & Services:		USB is a diversified financial services holding company and parent of
U.S. Bank National Association, the fifth largest commercial bank.
Income:	Down		Return on assets: Down
Profits:	Flat		Loan loss reserve: Down

United Technologies		UTX		Diversified	Undervalued	38.8%
Corporaton		A diversified company that provides high-technology products and services
Products & Services:		worldwide in the aerospace and building systems industries.
Sales:	Up		Debt/Amt:	High
Profits:	Up		Cash Flow:	Up

Wabtec Corporation		WAB		Machinery	Undervalued	69.7%
Products & Services:		Manufactures products and equipment for the railroad, transit and marine industry worldwide. Provides service, maintenance and repair contracts to said industries.
Sales:	Up		Debt/Amt:	Reasaonable
Profits:	Up		Cash Flow:	Up

Exxon Mobil Corp.		XOM		Petroleum	Overvalued	16.9%
Products & Services:		Explores, extracts, and refines oil/natural gas worldwide. Also has chemical business.
Sales:	Down		Debt/Amt:	Low
Profits:	Down		Cash Flow:	Down
4

PERFORMANCE ILLUSTRATION
December 31, 2013 (Unaudited)

The line graph below assumes an initial $10,000 investment in the NorthQuest Capital Fund on 12/31/03 and the subsequent value of the account on 12/31/13, compared to the $10,000 in-
vestment into the S&P 500 Index with dividends reinvested for the same period. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.The returns do not reflect taxes that a shareholder would pay on Fund distribututions or on the sale of Fund shares.

					Line Graph
					Symbol
NorthQuest Capital Fund					"NQ"
S&P 500 Index with dividends reinvested					"SP"

	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended	Yr Ended
	12/31/03	12/31/04	12/31/05	12/31/06	12/31/07	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	12/31/13
NQ	$10,000	$10,885	$10,739	$12,180	$11,731	$8,273	$9,306	$10,083	$9,919	$10,705	$13,466
SP	$10,000	$11,088	$11,632	$13,469	$14,209	$8,951	$11,320	$13,025	$13,300	$15,428	$20,425

Another measure of performance is the Fund's Average Annual Return for the past 1 year, 5 year, and 10 year compared with the S&P 500 Index with dividends reinvested.

						Average Annual Return
						For the Periods ended December 31, 2013

						1 Year	5 Year	10 Year
	NorthQuest Capital Fund					25.79%	10.23%	3.02%

	S&P 500 Index with dividends reinvested					32.39%	17.94%	7.40%

						5

	NORTHQUEST CAPITAL FUND, INC.
	Top Ten Holdings and Asset Allocation
	December 31, 2013
		(Unaudited)

Top Ten Holdings *			Asset Allocation
(% of Net Assets)			(% of Net Assets)

Fiserv Inc.	10.07%		Bank	3.44%

Parker Hannifin Corp.	9.65%		Chemicals	1.94%

C.R. Bard Inc.	5.94%		Computer & Peripherals	3.20%

Donaldson Co.	5.93%		Diversified	15.47%

Stryker Corp.	5.89%		Electrical Equipment	5.51%

United Technologies Corp.	5.82%		Food Processing	2.35%

Reliance Steel & Aluminum	5.69%		Information Technology	10.07%

Emerson Electric Co.	5.51%		Machinery	11.00%

Exxon Mobil Corporation	5.18%		Medical	16.91%

Idexx Laboratories, Inc.	5.08%		Metals & Mining	3.35%

	64.76%		Steel	5.69%

			Petroleum	9.87%

			Railroad	3.44%

			Other Assets	7.76%
			less liabilities, Net

				100.00%

* Portfolio holdings are subject to change and are not recommendations of individual stocks.

		6

NORTHQUEST CAPITAL FUND, INC.

Expenses

December 31, 2013

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2013 to December 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                                        Expenses Paid

                                                  Beginning                  Ending                        During Period*

                                              Account Value          Account Value                July 1, 2013 to

                                                July 1, 2013        December 31, 2013        December 31,  2013

Actual                                     $1,000.00                 $ 1,188.86                            $ 9.88

Hypothetical

(5% return before expenses)   $1,000.00                $ 1,016.18                            $ 9.10

* Expenses are equal to the Fund’s annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 184 days/365 days[number of days in most  recent fiscal half-year/365 [or 366] (to reflect the one-half year period).

NORTHQUEST CAPITAL FUND, INC. Schedule of Investments December 31, 2013

			Fair
COMMON STOCKS: 92.24%	Shares	Cost	Value

Bank: 3.44%
U.S. Bancorp	2,500	$ 74,356	$ 101,000

Chemical Industry: 1.94%
PPG Industries	300	44,796	56,898

Computer & Peripherals: 3.20%
International Business Machines	500	86,214	93,785

Diversified Industrials: 15.47%
Parker Hannifin Corp.	2,200	154,608	283,008
United Technologies Corp.	1,500	67,597	170,700

		222,205	453,708

Electrical Equipment: 5.51%
Emerson Electric Co.	2,300	96,250	161,414

Food Processing: 2.35%
McCormick & Company	1,000	70,748	68,920

Information Technology: 10.07%
Fiserv Inc. *	5,000	109,333	295,250

Machinery Industry: 11.00%
Donaldson Co.	4,000	43,375	173,840
Wabtec Corporation	2,000	100,858	148,540

		144,233	322,380

The accompanying notes are an integral part of these financial statements.

	8

NORTHQUEST CAPITAL FUND, INC. Schedule of Investments December 31, 2013

			Fair
COMMON STOCKS: 92.24%	Shares	Cost	Value

Medical Supplies Industry: 16.91%
C.R. Bard, Inc.	1,300	115,570	174,122
Idexx Laboratories, Inc. *	1,400	118,842	148,918
Stryker Corp.	2,300	72,730	172,822

		307,142	495,862

Metals & Mining Industry: 3.35%
Freeport McMoran Copper & Gold	2,600	121,361	98,124

Petroleum Industry: 9.87%
Chevron Corp.	1,100	105,283	137,401
Exxon Mobil Corporation	1,500	98,847	151,800

		204,130	289,201

Railroad Industry: 3.44%
Union Pacific Corporation	600	92,010	100,800

Steel Industry: 5.69%
Reliance Steel & Aluminum	2,200	77,197	166,848

TOTAL COMMON STOCKS		$1,649,975	2,704,190

OTHER ASSETS LESS LIABILITIES: 7.76%			227,488

NET ASSETS - 100%			$2,931,678

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

	9

NORTHQUEST CAPITAL FUND, INC.
Statement of Assets and Liabilities
December 31, 2013

Assets

Investments in securities at fair value (cost $1,649,975)	$ 2,704,190
Cash	5,876
Cash, interest bearing	219,484
Dividends and interest receivable	2,128

Total Assets	2,931,678

Liabilities

Accrued expenses	-

Net Assets	$ 2,931,678

Composition of Net Assets:
Common stock, at $.001 par value	$ 199
Paid-in capital	1,931,400
Accumulated net realized loss on investments	(54,136)
Net unrealized appreciation of securities	1,054,215

Net Assets (equivalent of $14.73 per share based on 199,054
shares outstanding)	$ 2,931,678

The accompanying notes are an integral part of these financial statements.
10

NORTHQUEST CAPITAL FUND, INC.
Statement of Operations
For the year ended December 31, 2013

Investment Income
Dividends	$ 39,878
Interest	170

Total Income	40,048

Expenses
Investment advisory fee	25,998
Audit	9,400
Bank fees	224
Director fees and expenses	1,725
Insurance	923
Office expense	1,493
Telephone	1,253
Postage and printing	1,172
Registration and filing fees	3,775
State and local taxes	550

Total Expenses	46,513

Net Investment Loss	(6,465)

Realized and Unrealized Gain from Investments

Net realized gain on investments	-
Net unrealized appreciation on investments	611,242

Net realized and unrealized gain from investments	611,242

Net increase in net assets resulting from operations	$ 604,777

The accompanying notes are an integral part of these financial statements.
11

NORTHQUEST CAPITAL FUND, INC.
Statements of Changes in Net Assets
For the years ended December 31, 2013 and 2012

	2013	2012
Increase (decrease) in net assets from operations

Net investment loss	$ (6,465)	$ (6,491)
Net realized gain from investments	-	143,484
Unrealized appreciation (depreciation) from investments	611,242	41,996

Net increase (decrease) in net assets resulting
from operations	604,777	178,989

Distribution to shareholders from net investment income	-	-

Capital share transactions	(30,525)	(105,053)

Increase (decrease) in net assets	574,252	73,936

Net Assets
Beginning of year	2,357,426	2,283,490

End of year (includes $0 and $0 of	$ 2,931,678	$ 2,357,426
undistributed net investment income,
respectively)

The accompanying notes are an integral part of these financial statements.
12

NORTHQUEST CAPITAL FUND, INC.
Financial Highlights
For a share of capital stock outstanding throughout the period
	For the years ended December 31,

	2013	2012	2011	2010	2009
PER SHARE DATA:
Net Asset Value, Beginning of Period	$11.71	$10.85	$11.03	$ 10.18	$ 9.05
Income from Investment Operations:
Net Investment Income (Loss) (1)	(0.03)	(0.03)	(0.06)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on
Investments	3.05	0.89	(0.12)	0.94	1.16
Total From Investment Operations	3.02	0.86	(0.18)	0.85	1.13

Less Distributions	-	-	-	-	-

Net Asset Value, End of Period	$ 14.73	$ 11.71	$ 10.85	$ 11.03	$ 10.18

Total Return (2)	25.79%	7.93%	-1.63%	8.35%	12.49%

Ratios and Supplemental Data:
Net Assets, end of Period (000's)	$ 2,932	$ 2,357	$ 2,283	$ 2,329	$ 2,125

Ratio of Expenses, after reimbursement to
Average Net Assets	1.79%	1.79%	1.79%	1.79%	1.79%

Ratio of Expenses, before reimbursement to
Average Net Assets	1.79%	1.79%	1.79%	1.79%	1.83%

Ratio of Net Investment Income (Loss) to
Average Net Assets after reimbursement	-0.25%	-0.28%	-0.52%	-0.85%	-0.36%

Ratio of Net Investment Income (Loss) to
Average Net Assets before reimbursement	-	-	-	-	-0.40%

Portfolio Turnover Rate	0.00%	1.32%	0.00%	0.00%	0.00%

1 Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period

2 Total return assumes reinvestment of dividends

The accompanying notes are an integral part of these financial statements.
	13

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements

December 31, 2013

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations: NorthQuest Capital Fund, Inc. (“the Fund”) was incorporated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002.  The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

          The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Federal Income Taxes:

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) require management of the Fund to analyze all open tax years, fiscal years 2010-2012, defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Reclassification: In accordance with the determination and disclosure requirements of investment companies, the Fund has recorded a reclassification in the capital account. As of December 31, 2013 the Fund recorded a permanent book/tax difference of $6,465 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements (continued)

December 31, 2013

1.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Subsequent events: Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.

FAIR VALUE OF INVESTMENTS

Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the –counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund’s “Fair Value Policy” that has been authorized by the Fund’s Board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -   Unadjusted quoted prices in active markets for identical assets or  liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 -  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value:

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements (continued)

December 31, 2013

2.

FAIR VALUE OF INVESTMENTS (continued)

   Investments in Securities       Level 1     Level 2       Level 3      Total

         Common Stocks              $2,704,190   $0

  $0             $2,704,190

                                                 $2,704,190   $0

  $0             $2,704,190

                                                ========  =======  =======  ========

The Fund did not hold any Level 3 assets during the year ended December 31, 2013. The Fund did not hold any derivative instruments at any time during the year ended December 31, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.

INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with Emerald Research Corporation (“the Advisor”), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net assets of the Fund and are payable monthly.  The investment advisory fee paid to the Advisor for the year ended December 31, 2013 was $25,998. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund‘s aggregate annual operating expenses exceed 1.79%. The Fund’s expense ratio for 2013 was 1.79%; therefore no reimbursement for expenses occurred for the year ended December 31, 2013. The Advisor has agreed to pay all IRA custodial fees which amounted to $1,211 as of December 31, 2013.

Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.

4.       INVESTMENT TRANSACTIONS

For the year ended December 31, 2013, purchases and sales of investment securities other than short-term investments aggregated $441,014 and $0 respectively.

5.       CAPITAL SHARE TRANSACTIONS

As of December 31, 2013, there were 500,000,000 shares of $.001 par value capital stock authorized. Total capital stock and paid-in capital as of December 31, 2013 amounted to $1,931,599.

                                                   December 31, 2013            December 31, 2012

                                                  Shares          Amount           Shares           Amount

          Shares sold                                    3,810       $   47,476              3,383      $   39,200

         NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements (continued)

December 31, 2013

5.       CAPITAL SHARE TRANSACTIONS (continued)

          Shares issued in

  Reinvestment of dividends           -                   -                        -                   -

Shares redeemed                    (6,151)      (78,001)       (12,465)       (144,253)

Net increase (decrease)       (2,341)    $(30,525)          (9,082)     $ (105,053)

                                                 ======       =======        ======       =======

6.       FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

          No distributions were paid during the years ended December 31, 2013 and 2012.

          As of December 31, 2013, the tax basis components of distributable earnings, unrealized appreciation  (depreciation) and tax cost of investment securities were as follows:

              Undistributed ordinary income                                              $                -

              Capital loss carryforwards expiring:   12/31/2017+               $     (54,136)

                                                                                                                  =========

               Gross unrealized appreciation on investment securities        $    1,079,280

               Gross unrealized depreciation on investment securities                (25,065)

               Net unrealized appreciation on investment securities            $    1,054,215

                                                                                                                  =========

               Tax cost of investment securities                                            $    1,649,975

                                                                                                                  =========

+   The capital loss carry-forwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry-forward remains.

7.      NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Company, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of FASB Accounting Standards Codification (“FASC”). The ASU is effective for interim and annual reporting periods that begin after December 15, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

NORTHQUEST CAPITAL FUND, INC.

Notes to Financial Statements (continued)

December 31, 2013

8.       CREDIT FACILITY

The Fund has an available line of credit with a commercial bank of up to $50,000 to meet its operating needs. Borrowings are repayable at the bank’s prime rate (3.25% at December 31, 2013) plus .99%. There were no borrowings during the fiscal year ended December 31, 2013 and the balance due on this facility at December 31, 2013 was $0.

9.      SERVICE PROVIDERS

At a special in-person meeting held October 16, 2013 the Fund’s Board of Directors selected The Huntington National Bank (“HNB”) to serve as the Fund’s custodian and Mutual Shareholder Services, LLC (“MSS”) to serve as the Fund’s transfer agent, accounting service provider and dividend disbursement agent. The Fund executed agreements with both HNB and MSS in October 2013. The Fund’s securities were transferred to HNB in December 2013 and HNB serves as the Fund’s custodian as of December 31, 2013. MSS will serve as the Fund’s transfer agent, accounting service provider and dividend disbursing agent effective January 1, 2014.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of the

NorthQuest Capital Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the NorthQuest Capital Fund, Inc., (the "Fund") including the schedule of investments, as of December 31, 2013 and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of December 31, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the NorthQuest Capital Fund, Inc. as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania

February 1, 2014

BOARD OF DIRECTORS INFORMATION                                            December 31, 2013

NorthQuest Capital Fund, Inc.

The Fund’s Board of Directors has the ultimate responsibility of running the Fund.  Information about the Fund’s Directors is provided below.  Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS

Each “Independent Director” received an aggregate compensation of $575 from the Fund for the year ended December 31, 2013.  The Fund does not pay any compensation to its Directors who are considered “Interested Directors” of the Fund.

                                                                                                                                                        Other Public

                                                                                                            Principal Occupation              Company

 Name and Age                     Position         Term/Time on Bd.          During Last 5 Years        Directorships

Charles G. Camarata             Director        1 year and served            Private Investor                          None

Age 69                                                     since Feb. 2012

Robert S. Keesser                   Lead            1 year and served             President                                   None

Age  52                                  Director     since Fund’s inception        RSK Consultants, LLC

                                                                                                            Automotive Parts Aftermarket

                                                                                                            Barnegat, NJ

John G. Padovano                 Director        1 year and served             Private Investor                         None

Age  65                                                    since Fund’s inception

INTERESTED DIRECTOR

Peter J. Lencki                      Chairman      1 year and served             Portfolio Manager                     None

Age  59                  President/Treasurer   since Fund’s inception        NorthQuest Capital Fund

Directors of the Fund are considered “Interested Directors”, as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund’s Investment Adviser.  Mr. Peter Lencki is president/owner of the Fund’s Investment Advisor.

BOARD DISCUSSION ON RENEWING FUND’S ADVISORY CONTRACT

The Board renewed the advisory contract with Emerald Research Corp. (ERC) on July 10, 2013 (effective August 10, 2013 to August 10, 2014) for the following reasons:

Nature and Quality of Services

The Directors reviewed the nature, extent and quality of the services provided by ERC to the Fund. They considered the Investment Adviser’s responsibilities in conducting transfer agent duties, securities research, and overseeing compliance policies and procedures. Based on these findings the Board concluded that they were satisfied with the nature, extent and quality of services provided by the Investment Adviser under the advisory contract.

Investment Performance

The Board reviewed the Fund’s performance. They noted that as of 7/10/2013 or year-to-date, the Fund was up 8.28% while the S&P500 Index was up 15.90%.  The Directors considered the Fund’s long-term investment strategy, risk management and its low turnover rate in comparison to other Funds. The Board concluded that the Fund’s overall performance was satisfactory.

Fees

The Directors examined the advisory fee paid to the Investment Advisor as per the advisory agreement. They compared the advisory fee with advisory fees paid by other funds. Based on these findings the Board determined that the advisory fees paid under the advisory contract were reasonable when compared to fees charged by other Investment Advisers providing similar services to other Funds.

BOARD OF DIRECTORS INFORMATION (continued)                          December 31, 2013

NorthQuest Capital Fund, Inc.

Profitability and Other Benefits to the Investment Adviser

The Board next reviewed ERC’s financials such as its latest general ledger, balance sheet and profit and loss information. Based on this examination the directors concluded that ERC’s profitability would not prevent the Board from approving the renewal of the advisory contract.

Economies of Scale

The Board considered information as per economies of scale and whether current fees might require an adjustment. The directors took into account the amount of the Fund’s net assets; and services rendered by the Investment Advisor; and concluded that no adjustment of the existing advisory fee was necessary.

Conclusion

On the basis of its review the Board of Directors, including a majority of independent Directors, approved the renewal of the advisory contract after motions by C. Camarata and J. Padovano.

PROXY VOTING INFORMATION

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-698-5261.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SHAREHOLDER VOTE

At the annual shareholder meeting on June 15, 2013, shareholders of record dated April 26, 2013 voted to unanimously elect the four Board of Directors nominees and the registered public accounting firm until the next annual meeting.

Investment Advisor

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

Item  2.  Code of Ethics.

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the registrant hereby adopts the following Code of Ethics, which applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The Code of Ethics is attached as exhibit (a) (1) to this form.

Item 3.  Audit Committee Financial Expert.

The registrant has no audit committee expert. The registrant’s officers and board of directors oversee and review all registrant reports. The registrant’s Board of Directors believes that the aggregate financial expertise of all registrant officers and directors; and the audit of annual results by an independent accounting firm provide adequate supervision for the registrant’s level of financial complexity.

Item 4.  Principal Accountant Fees and Services

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s independent auditor were as follows:

                                                December 31, 2013                 December 31, 2012

Audit                                                $8,400                                      $8,400

Audit-Related Fees                          $0                                             $0

Tax Fees                                           $1,000                                      $1,000

Other Fees                                        $0                                             $0

Audit fees include amounts related to the annual audit of the registrant’s financial statements and services normally provided by the auditor in connection with statutory and

Regulatory filings. Tax fees include amounts related to tax compliance and advice.

(e) (1) The directors have not adopted pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(e) (2) None.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding year by the registrant’s independent auditor for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $1,000 and $1,000, respectively.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants. Not Applicable.

Item 6.  Schedule of Investments - Included in Item1, report to shareholders, of this form.

ii

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End

              Management Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchase of Equity Securities by Closed-End Management Investment Company

              and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal executive and financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)

(1) EX-99.Code Eth. filed herewith.

(a)

(2) EX99Q413.CER

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSR.

(b)

EY99Q413.CER

A separate certification of the principal executive and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSR.

iii

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                       NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  02/01/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date:  02/01/2014

iv